COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 1,763
2016	1,493
2017	1,236
2018	1,209
2019	1,202
Thereafter	$ 4,007